EGA Emerging Markets Consumer Fund
EGA Emerging Markets Consumer Fund
Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans 30 TM Index(the “EM Consumer Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Advisor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class	Institutional Class
Management Fees		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.26%	1.26%
Total Annual Fund Operating Expenses		2.36%	2.11%
Fee Waiver and/or Expenses Reimbursement	[2]	1.11%	1.11%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25%	1.00%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The Fund’s investment adviser, Emerging Global Advisors, LLC (“EGA” or the “Adviser”), has contractually agreed, through at least May 1, 2016, to waive all or a portion of its management fee in order to prevent the Fund’s Total Annual Fund Operating Expenses (excluding payments under the Fund’s Rule 12b-1 plan, brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses) from exceeding 1.00% of the Fund’s average daily net assets for each of Advisor Class and Institutional Class Shares (“Fee Waiver Agreement”). If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Fee Waiver Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of the Fee Waiver Agreement. The Fee Waiver Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund’s Advisor Class Shares for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are waived during the first year by the fee waiver agreement described above.

Expense Example (USD $)	1 Year	3 Years
Advisor Class	127	630

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is a passively managed index mutual fund. The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the EM Consumer Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The EM Consumer Underlying Index measures the stock performance of 30 leading emerging market companies in the Consumer Goods and Consumer Services Industries, as defined by S&P Dow Jones Indices LLC’s proprietary industry classification system. The market capitalization of index constituents as of March 31, 2015 ranged from approximately U.S. $2.3 billion to U.S. $64.2 billion. ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of consumer goods and consumer services companies in emerging market countries. The Fund defines “emerging market” countries as those that are in the intermediate stages of their economic development and included in the “Emerging” category of S&P Dow Jones Indices LLC’s Country Classification System. The Fund may invest in mid cap companies ( i.e. , those with market capitalizations between U.S. $2 billion and U.S. $10 billion) and large cap companies ( i.e. , those with market capitalizations over U.S. $10 billion).

The Fund will concentrate its investments ( i.e. , hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the EM Consumer Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Non-Correlation The Fund’s return may not match the return of the EM Consumer Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the EM Consumer Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the EM Consumer Underlying Index. In addition, the Fund’s net asset value may deviate from the EM Consumer Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the EM Consumer Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the EM Consumer Underlying Index (“Sponsor”) will compile the EM Consumer Underlying Index accurately, or that the EM Consumer Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the EM Consumer Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the EM Consumer Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Concentration Because the EM Consumer Underlying Index is concentrated in the consumer goods and consumer services industries, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries. The success of consumer goods and consumer services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid Cap Companies Mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund, preventing the Fund from tracking the EM Consumer Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Passive Management Unlike many mutual funds, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the EM Consumer Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Performance

The Fund has been in existence for less than one year and does not have any reportable performance. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.